Commitments (Details Narrative) $ in Thousands	Dec. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Minimum lease payments net	$ 12,436
Top of range [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments net	$ 38,458